Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,501,188,374	$ 363,782,761	¥ 6,832,306,121	¥ 785,769,977
Short-term amounts due from related parties	2,071	301	551,214,823
Other current assets	1,818,222,205	264,449,452	482,350,979
Total current assets	14,489,143,692	2,107,358,547	19,185,570,692
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	33,199,265	4,828,633	44,518,544
Total non-current assets	1,764,231,110	256,596,772	194,844,861
TOTAL ASSETS	16,253,374,802	2,363,955,319	19,380,415,553
Current liabilities:
Accrued expenses and other current liabilities	507,486,437	73,810,841	315,692,795
Short-term amounts due to related parties			719,563,038
Total current liabilities	5,019,361,546	730,035,858	9,330,024,847
TOTAL LIABILITIES	5,432,761,546	790,162,394	9,840,048,752
Commitments and contingencies
Shareholders’ equity
Treasury stock	(362,130,324)	(52,669,671)	(421,164,802)
Additional paid-in capital	6,160,445,929	895,999,699	7,571,703,230
Accumulated other comprehensive loss	(44,858,239)	(6,524,361)	(77,947,461)
Retained earnings	5,066,950,612	736,957,401	2,467,554,858
Total shareholders’ equity	10,820,613,256	1,573,792,925	9,540,366,801	¥ (3,430,388,786)	¥ (6,575,347,389)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	16,253,374,802	2,363,955,319	19,380,415,553
Class A Voting Ordinary Shares [Member]
Shareholders’ equity
Common stock	161,442	23,481	177,140
Class B Voting Ordinary Shares [Member]
Shareholders’ equity
Common stock	43,836	6,376	43,836
Parent Company [Member]
Current assets:
Cash and cash equivalents	543,307,703	79,020,828	2,511,803,710
Short-term amounts due from related parties	2,970,270,234	432,007,888	2,277,228,227
Other current assets	1,715,437	249,500	4,564,046
Total current assets	3,515,293,374	511,278,216	4,793,595,983
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	7,312,249,746	1,063,522,616	4,585,078,902
Total non-current assets	7,312,249,746	1,063,522,616	4,585,078,902
TOTAL ASSETS	10,827,543,120	1,574,800,832	9,378,674,885
Current liabilities:
Accrued expenses and other current liabilities	2,536,138	368,866	1,378,058
Short-term amounts due to related parties	4,393,726	639,041	4,971,082
Total current liabilities	6,929,864	1,007,907	6,349,140
TOTAL LIABILITIES	6,929,864	1,007,907	6,349,140
Commitments and contingencies
Shareholders’ equity
Treasury stock	(362,130,324)	(52,669,671)	(421,164,802)
Additional paid-in capital	4,030,410,733	586,198,929	5,441,668,033
Accumulated other comprehensive loss	(44,858,239)	(6,524,361)	(329,387,410)
Retained earnings	7,196,985,808	1,046,758,171	4,680,988,948
Total shareholders’ equity	10,820,613,256	1,573,792,925	9,372,325,745
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,827,543,120	1,574,800,832	9,378,674,885
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Shareholders’ equity
Common stock	161,442	23,481	177,140
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Shareholders’ equity
Common stock	¥ 43,836	$ 6,376	¥ 43,836